UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22795

First Trust Intermediate Duration Preferred & Income Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

FT REAL ESTATE SECURITY COMPANY, INC.
Ticker
CUSIP	302663208
Meeting Date	5/26/2021

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Annual Meeting	Yes	For	For

FT REAL ESTATE SECURITY COMPANY, INC.
Ticker
CUSIP	302663208
Meeting Date	9/8/2020

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Annual Meeting	Yes	For	For

FIFTH THIRD BANCORP
Ticker	FITBP
CUSIP	316773886
Meeting Date	4/13/2021

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Annual Meeting	Yes	Abstain	N/A

BACR 7 7/8 PERP CORP - ISIN: XS1481041587
Ticker
CUSIP	G0809LDY2
Meeting Date	12/16/2020

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Special Meeting to approve replacement of LIBOR language in bonds	No

SIGNATURE BANK
Ticker	SBNYP
CUSIP	82669G203
Meeting Date	6/29/2021

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Special Meeting - Share repurchase plan	Yes	Abstain	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST Intermediate Duration Preferred & Income FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	July 28, 2021

* Print the name and title of each signing officer under his or her signature.